Operating and Finance Leases (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 93,689	$ 83,685	$ 439,271
Operating cash outflows from finance lease	5,926		348
Financing cash outflows from finance lease	1,012		1,622
Leased assets obtained in exchange for lease liabilities:
Operating leases	$ 261,781	$ 722,423	722,423
Finance lease			$ 56,770